Mizuho Financial Group, Inc., Parent Company (Condensed Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Assets:
Cash and due from banks	¥ 1,685,835	¥ 1,592,191	¥ 1,322,597	¥ 1,528,306
Interest-bearing deposits in other banks	46,485,086	45,994,780
Trading account assets	24,302,543	24,998,493
Other	5,731,634	4,992,329
Total	204,255,642	200,456,304	193,810,151
Liabilities and shareholders' equity:
Long-term debt	12,955,230	14,529,414
Other liabilities	4,705,595	5,026,525
Shareholders' equity	8,868,421	8,261,357
Total liabilities and equity	204,255,642	200,456,304
Parent Company
Assets:
Cash and due from banks	22,264	15,912	¥ 137	¥ 223
Interest-bearing deposits in other banks	1,227	4,278
Trading account assets	176,593	131,996
Investments in subsidiaries and affiliated companies	9,501,633	8,993,388
Long-term loans receivable from subsidiaries	3,969,015	2,697,250
Other	344,065	345,379
Total	14,014,797	12,188,203
Liabilities and shareholders' equity:
Short-term borrowings	1,083,135	1,156,100
Long-term debt	3,969,015	2,697,250
Other liabilities	94,226	73,496
Shareholders' equity	8,868,421	8,261,357
Total liabilities and equity	¥ 14,014,797	¥ 12,188,203